Quarterly Report
February 28, 2025
MFS®  Global Opportunistic
Bond Fund
GLB-Q1

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.2%
Aerospace & Defense – 0.4%
Boeing Co., 6.388%, 5/01/2031		$278,000	$296,183
Boeing Co., 5.805%, 5/01/2050		1,538,000	1,483,520
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		236,000	236,793
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	664,186
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$1,769,000	1,792,312
			$4,472,994
Asset-Backed & Securitized – 8.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)		$11,669,221	$479,407
ACREC 2021-FL1 Ltd., “C”, FLR, 6.578% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,550,887
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		3,348,887	3,367,524
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		2,920,842	2,910,650
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		1,303,867	1,311,459
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	202,781
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.026% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,199,214
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.276% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,042,496
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.639% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,752,170
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.338% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,382,198
AREIT 2022-CRE6 Trust, “C”, FLR, 6.49% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	528,220
AREIT 2022-CRE6 Trust, “D”, FLR, 7.19% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	560,976
Bain Capital Credit, CLO Ltd., 2021-7A, “BR”, FLR, 5.815% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		3,802,743	3,802,047
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.654% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)		972,233	970,852
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.598%, 4/15/2053 (i)		1,394,914	71,715
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		9,196,824	511,068
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.584%, 2/15/2054 (i)		14,779,651	1,060,393
BDS Ltd., 2024-FL13, “A”, FLR, 5.89% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)		561,500	564,738
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.783%, 7/15/2053 (i)		11,847,772	632,467
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.137%, 3/15/2054 (i)		6,364,394	288,264
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.882%, 6/15/2054 (i)		19,778,726	733,021
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)		19,736,139	1,097,152
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.259%, 8/15/2054 (i)		20,697,845	1,174,973
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.153% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	941,760
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.702% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	755,496
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	632,480
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	573,002
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,487,483	1,527,868
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		88,226	90,589
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		908,684	907,577
BX Trust, 2024-PURE, “A”, FLR, 4.892% (CORRA + 1.9%), 11/15/2041 (n)	CAD	2,043,000	1,415,103
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.726% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$1,100,000	1,072,949
BXMT 2021-FL4 Ltd., “B”, FLR, 5.976% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,877,718
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	375,456
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		601,367	605,784
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026		31,603	31,625
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		1,060,875	1,065,985
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)		7,753,247	262,223
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.971%, 6/15/2063 (i)		11,331,369	492,434
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)		9,386,259	442,771
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		2,344,000	2,127,344
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,174,067
ELM Trust, 2024-ELM, “B10”, 5.596%, 6/10/2039 (n)		1,580,784	1,605,732
ELM Trust, 2024-ELM, “C10”, 5.777%, 6/10/2039 (n)		194,910	196,995
ELM Trust, 2024-ELM, “D10”, 6.184%, 6/10/2039 (n)		100,000	101,188
Empire District Bondco LLC, 4.943%, 1/01/2033		1,362,063	1,366,407
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		731,000	735,166
Enterprise Fleet Financing LLC, 2025-1, “A2”, 4.65%, 10/20/2027 (n)		432,000	433,104

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		$606,933	$615,618
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	153,433
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	152,274
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.602% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	964,685
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 5.976% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,459,355
GLS Auto Receivables Trust, 2024-3A, “A”, 5.59%, 10/15/2029 (n)		915,616	927,782
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		176,858	177,203
KREF 2021-FL2 Ltd., “B”, FLR, 6.076% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,154,647
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,391,382
MF1 2021-FL5 Ltd., “C”, FLR, 6.126% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	643,136
MF1 2021-FL6 Ltd., “AS”, FLR, 5.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,500,000	2,498,958
MF1 2021-FL6 Ltd., “B”, FLR, 6.078% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,761,030
MF1 2022-FL8 Ltd., “C”, FLR, 6.512% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,114,499
MF1 2024-FL14 LLC, “A”, FLR, 6.051% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		2,323,000	2,326,961
MF1 2024-FL14 LLC, “AS”, FLR, 6.553% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	888,705
MF1 2024-FL14 LLC, “B”, FLR, 7.003% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	850,746
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.28%, 5/15/2054 (i)		5,668,819	300,873
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)		16,654,568	773,553
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		917,454	922,994
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		2,131,329	2,143,740
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		434,810	438,724
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,497,328	1,513,756
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.576% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		1,212,000	1,209,657
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.228% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,216,726
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.528% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	234,923
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,151,584
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.826% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	797,457
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,152,192	1,156,224
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		1,398,000	1,398,714
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.5%, 4/15/2054 (i)		9,188,634	601,654
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.494%, 8/15/2054 (i)		15,337,391	1,058,628
			$91,005,116
Automotive – 0.6%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		$1,209,000	$962,843
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,580,000	1,694,051
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$1,291,000	1,292,650
Ford Motor Credit Co. LLC, 4.066%, 8/21/2030	EUR	920,000	957,491
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$825,000	874,592
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	690,000	731,857
			$6,513,484
Banks & Diversified Financials (Covered Bonds) – 0.3%
Credit Agricole Home Loan SFH, 3%, 12/11/2032	EUR	600,000	$630,136
Credit Agricole Home Loan SFH, 3.25%, 6/08/2033		400,000	426,107
Credit Agricole Home Loan SFH S.A., 2.625%, 2/17/2031		700,000	725,370
Credit Mutuel Home Loan SFH, 3%, 7/29/2032		1,200,000	1,260,714
			$3,042,327
Broadcasting – 0.2%
Discovery Communications LLC, 4.125%, 5/15/2029		$269,000	$255,330
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		1,389,000	1,384,716
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		278,000	249,736
			$1,889,782

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$496,000	$510,430
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		746,000	797,810
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,839,000	1,846,275
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	302,262
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	788,267
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,472,000	1,410,854
LPL Holdings, Inc., 5.65%, 3/15/2035		688,000	690,937
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		980,000	994,308
			$7,341,143
Building – 0.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$774,000	$757,796
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		1,735,000	1,535,380
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		2,126,000	2,078,453
Vulcan Materials Co., 3.5%, 6/01/2030		779,000	734,649
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	441,012
			$5,547,290
Business Services – 0.8%
Corning, Inc., 3.875%, 5/15/2026	EUR	710,000	$745,105
Euronet Worldwide, Inc., 1.375%, 5/22/2026		770,000	780,084
Experian Finance PLC, 3.51%, 12/15/2033		720,000	758,544
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,053,725
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	878,586
Global Payments, Inc., 4.875%, 3/17/2031	EUR	660,000	728,543
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$1,918,000	1,892,729
Mastercard, Inc., 4.55%, 1/15/2035		640,000	625,054
Mastercard, Inc., 3.85%, 3/26/2050		309,000	248,592
Visa, Inc., 3.65%, 9/15/2047		630,000	499,266
			$8,210,228
Cable TV – 0.8%
Cable One, Inc., 4%, 11/15/2030 (n)		$2,116,000	$1,720,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		959,000	990,439
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		388,000	300,326
Summer BidCo B.V., 0% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	1,497,597	1,607,789
Summer BidCo B.V., 0%, 2/15/2029		200,000	214,716
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,090,000	1,025,091
Videotron Ltd., 5.7%, 1/15/2035 (n)		658,000	661,055
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	1,410,000	1,338,264
			$7,858,080
Chemicals – 0.3%
Chemours Co., 4.625%, 11/15/2029 (n)		$1,612,000	$1,432,258
DSM B.V., 3.375%, 2/25/2036	EUR	320,000	332,900
PPG Industries, Inc., 3.25%, 3/04/2032		590,000	610,663
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		$870,000	849,338
			$3,225,159
Computer Software – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$506,000	$495,159
Accenture Capital, Inc., 4.5%, 10/04/2034		338,000	327,942
Microsoft Corp., 2.525%, 6/01/2050		515,000	327,543
Microsoft Corp., 2.675%, 6/01/2060		607,000	370,542
Oracle Corp., 4%, 7/15/2046		821,000	644,737
			$2,165,923
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$626,000	$624,753

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.4%
Highland Holdings S.á r.l., 2.875%, 11/19/2027	EUR	760,000	$790,199
nVent Finance S.à r.l., 5.65%, 5/15/2033		$300,000	304,091
Regal Rexnord Corp., 6.05%, 4/15/2028		1,598,000	1,634,288
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	708,304
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$465,000	477,797
Wurth Finance International B.V., 3%, 8/28/2031	EUR	460,000	479,955
			$4,394,634
Consumer Products – 0.3%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,719,000	$1,794,071
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026	EUR	730,000	746,941
Kenvue, Inc., 5.05%, 3/22/2053		$778,000	747,369
			$3,288,381
Consumer Services – 0.8%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$524,985
Amber Finco PLC, 6.625%, 7/15/2029		800,000	878,635
Booking Holdings, Inc., 3.25%, 11/21/2032		810,000	844,659
Meituan, 4.5%, 4/02/2028 (n)		$1,103,000	1,093,897
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,620,000	1,332,786
Securitas AB, 3.375%, 5/20/2032	EUR	390,000	405,602
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		$1,844,000	1,691,078
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	1,215,000	1,272,165
			$8,043,807
Containers – 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		$1,587,000	$1,611,116
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$516,065
Arrow Electronics, Inc., 5.875%, 4/10/2034		716,000	728,637
			$1,244,702
Electronics – 0.3%
Entegris, Inc., 5.95%, 6/15/2030 (n)		$1,806,000	$1,809,520
Intel Corp., 5.7%, 2/10/2053		560,000	526,371
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	387,165
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	189,310
			$2,912,366
Emerging Market Quasi-Sovereign – 2.0%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,310,000	$1,355,171
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,881,000	1,918,620
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	1,452,000	1,554,739
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$656,000	652,032
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	3,060,845
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,046,371
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,644,541
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,092,082
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	1,036,084
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	407,842
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	597,796
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,069,820
Petroleos Mexicanos, 10%, 2/07/2033		748,000	779,419
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,052,258
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,131,988
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,545,225
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,029,353
			$20,974,186

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 15.5%
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	$820,915
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,187,563
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,089,160
Federative Republic of Brazil, 10%, 1/01/2027	BRL	39,000,000	6,134,612
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	16,889,000	17,855,457
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		5,821,000	6,243,305
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,050,000	1,134,679
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	242,288,000	5,309,600
Oriental Republic of Uruguay, 9.75%, 7/20/2033		110,220,000	2,592,112
People's Republic of China, 3.13%, 11/21/2029	CNY	69,500,000	10,232,940
People's Republic of China, 2.88%, 2/25/2033		125,020,000	18,603,988
People's Republic of China, 2.27%, 5/25/2034		46,500,000	6,668,200
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	628,000	646,765
Republic of Bulgaria, 5%, 3/05/2037		$2,084,000	2,021,868
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,486,851
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,600,000	2,366,714
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,541,184
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,057,504
Republic of Korea, 1.875%, 6/10/2029	KRW	45,964,110,000	30,444,750
Republic of Korea, 1.375%, 6/10/2030		32,432,080,000	20,768,228
Republic of Korea, 1.5%, 12/10/2030		17,000,000,000	10,895,167
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	734,425
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,793,384
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,531,754
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,077,000	905,136
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	667,663
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	696,000	552,743
Republic of Serbia, 2.05%, 9/23/2036		100,000	79,417
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,770,000	1,736,773
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,738,799
			$159,841,656
Energy - Independent – 1.0%
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$1,737,000	$1,707,712
Diamondback Energy, Inc., 5.75%, 4/18/2054		647,000	624,757
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		219,000	220,312
Occidental Petroleum Corp., 6.45%, 9/15/2036		944,000	986,342
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,767,000	1,815,381
Pioneer Natural Resources Co., 2.15%, 1/15/2031		946,000	823,859
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		930,000	1,007,337
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		1,681,000	1,761,021
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		1,204,000	1,047,417
			$9,994,138
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$613,012
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	520,642
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,113,870
Eni S.p.A., 3.875%, 1/15/2034	EUR	1,160,000	1,245,924
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	790,706
TotalEnergies Capital International S.A., 3.16%, 3/03/2033		900,000	937,826
			$5,221,980
Entertainment – 0.4%
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		$1,813,000	$1,857,391
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,816,000	1,796,229
			$3,653,620

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.9%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$996,718
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,591,000	1,616,507
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		793,000	794,174
Fastighets AB Balder, 4%, 2/19/2032	EUR	410,000	428,559
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$366,000	362,931
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	560,619
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,587,000	1,587,365
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,316,898
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,148,851
			$8,812,622
Food & Beverages – 1.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,045,000	$969,477
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	708,658
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,746,109
Barry Callebaut Services N.V., 4.25%, 8/19/2031	EUR	200,000	212,447
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		$1,133,000	1,095,374
Carlsberg Breweries A.S., 3.25%, 2/28/2032	EUR	720,000	751,217
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$960,000	921,300
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	376,296
Constellation Brands, Inc., 2.25%, 8/01/2031		435,000	369,076
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		1,479,000	1,560,193
Flowers Foods, Inc., 5.75%, 3/15/2035		788,000	807,581
Flowers Foods, Inc., 6.2%, 3/15/2055		452,000	465,254
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		626,000	619,615
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,435,243
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		633,000	668,835
Kerry Group Financial Srvices, 3.75%, 9/05/2036	EUR	690,000	733,209
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$1,184,000	990,139
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	590,000	608,473
Pernod Ricard S.A., 3.25%, 3/03/2032		1,400,000	1,452,845
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		$1,950,000	1,865,732
Sudzucker International Finance B.V., 4.125%, 1/29/2032	EUR	650,000	685,471
			$19,042,544
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$1,097,000	$1,055,054
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		740,000	754,084
Smurfit Kappa Treasury ULC, 3.807%, 11/27/2036	EUR	949,000	995,603
			$2,804,741
Gaming & Lodging – 0.4%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	1,207,000	$1,339,727
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,278,987
Las Vegas Sands Corp., 6.2%, 8/15/2034		348,000	357,198
Marriott International, Inc., 2.85%, 4/15/2031		843,000	750,580
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	326,000	409,056
			$4,135,548
Industrial – 0.4%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$988,326
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		431,000	486,865
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		770,000	869,804
Prysmian S.p.A., 3.625%, 11/28/2028		700,000	737,153
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,162,819
			$4,244,967

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,000,000	$885,395
Corebridge Financial, Inc., 4.35%, 4/05/2042		1,269,000	1,090,575
MetLife, Inc., 5.3%, 12/15/2034		864,000	880,072
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	350,000	368,732
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$948,000	1,014,223
			$4,238,997
Insurance - Health – 0.2%
Elevance Health, Inc., 5.375%, 6/15/2034		$858,000	$869,171
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,231,000	1,239,768
UnitedHealth Group, Inc., 4.625%, 7/15/2035		513,000	497,328
			$2,606,267
Insurance - Property & Casualty – 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		$1,582,000	$1,585,710
American International Group, Inc., 5.125%, 3/27/2033		752,000	757,041
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	166,036
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		229,000	250,662
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	622,133
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,776,000	1,816,056
Brown & Brown, Inc., 5.65%, 6/11/2034		676,000	692,090
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,434,000	1,011,843
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$872,000	909,468
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,808,000	1,867,120
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		623,000	624,929
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		667,000	657,443
			$10,960,531
International Market Quasi-Sovereign – 1.5%
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031	EUR	1,200,000	$1,253,871
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		240,000	251,810
Electricite de France S.A., 6.5%, 11/08/2064	GBP	700,000	866,962
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028	EUR	1,120,000	1,192,413
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	721,294
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	663,536
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	669,260
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		1,105,000	1,159,499
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	751,782
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	1,140,000	1,225,239
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	750,897
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	690,000	726,014
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		870,000	845,190
RTE Reseau de Transport d'Electricite (French Republic), 3.5%, 10/02/2036		900,000	944,832
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		2,800,000	2,436,995
Swisscom Finance B.V., 3.5%, 11/29/2031		1,090,000	1,162,620
			$15,622,214
International Market Sovereign – 20.2%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	9,741,000	$4,764,956
Commonwealth of Australia, 3%, 3/21/2047		12,886,000	6,047,595
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	439,115
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,888,541
Government of Canada, 1.5%, 6/01/2031	CAD	15,488,000	9,957,818
Government of Canada, 2%, 6/01/2032		7,490,000	4,910,292
Government of Canada, 3.5%, 12/01/2045		3,887,000	2,852,912
Government of Canada, 1.75%, 12/01/2053		2,846,000	1,457,966
Government of Japan, 1.2%, 12/20/2034	JPY	1,540,000,000	10,076,113
Government of Japan, 2.4%, 12/20/2034		5,076,000,000	36,909,957
Government of Japan, 0.3%, 12/20/2039		2,050,600,000	11,044,239

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.1%, 6/20/2043	JPY	1,714,200,000	$9,883,111
Government of Japan, 0.4%, 3/20/2050		1,910,000,000	8,291,533
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	6,182,000	6,453,324
Kingdom of Spain, 3.9%, 7/30/2039 (n)		13,280,000	14,569,175
Republic of Iceland, 5%, 11/15/2028	ISK	827,000,000	5,456,271
Republic of Italy, 3.85%, 2/01/2035	EUR	5,961,000	6,395,755
Republic of Italy, 1.45%, 3/01/2036		23,304,000	19,665,926
Republic of Italy, 4.15%, 10/01/2039 (n)		12,158,000	13,105,234
Republic of Italy, 4.3%, 10/01/2054 (n)		1,100,000	1,167,691
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	7,852,000	9,878,190
United Kingdom Treasury, 1.25%, 10/22/2041		15,967,000	11,936,450
United Kingdom Treasury, 1.5%, 7/22/2047		5,029,000	3,378,452
United Kingdom Treasury, 3.75%, 7/22/2052		7,925,000	8,043,231
			$208,573,847
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	1,192,000	$757,558
Province of British Columbia, 2.95%, 6/18/2050		1,117,000	631,434
			$1,388,992
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034		$615,000	$625,378
CNH Industrial Capital LLC, 5.5%, 1/12/2029		843,000	866,863
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,889,000	1,987,885
			$3,480,126
Major Banks – 4.3%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	620,000	$674,604
Banco BPM S.p.A., 2.625%, 9/06/2030		650,000	673,671
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$745,000	755,517
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	769,009
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		896,000	884,738
Bankinter S.A., 3.5%, 9/10/2032	EUR	1,100,000	1,160,705
Barclays PLC, 5.746%, 7/31/2032	GBP	1,130,000	1,437,401
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$994,000	1,004,349
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,482,577
Danske Bank A.S., 1.549%, 9/10/2027 (n)		771,000	736,750
Danske Bank A.S., 3.25%, 1/14/2033	EUR	1,140,000	1,193,523
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		180,000	187,130
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$926,000	934,483
Erste Group Bank AG, 3.25%, 1/14/2033	EUR	1,300,000	1,357,094
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$769,000	763,174
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		1,036,000	1,013,096
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		750,000	745,036
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		718,000	719,496
ING Groep N.V., 3.375% to 11/19/2031, FLR (EURIBOR - 3mo. + 1.15%) to 11/19/2032	EUR	500,000	521,346
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$739,000	760,905
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,065,729
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	1,150,000	1,230,569
JPMorgan Chase & Co., 3.588%, 1/23/2036		810,000	848,410
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$352,000	250,579
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	740,735
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	790,596
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,588,290
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	507,678
Morgan Stanley, 5.213%, 10/24/2035	GBP	1,108,000	1,366,993
Nationwide Building Society, 5.532%, 1/13/2033		1,252,000	1,589,237
NatWest Group PLC, 3.673%, 8/05/2031	EUR	900,000	957,464
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	212,951

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	930,000	$992,901
NatWest Markets PLC, 3.125%, 1/10/2030		1,060,000	1,108,143
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$774,000	798,235
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		365,000	373,817
Royal Bank of Canada, 4.875%, 11/01/2030	GBP	738,000	928,184
Société Générale S.A., 3.625% to 11/13/2029, FLR (EURIBOR - 3mo. + 1.35%) to 11/13/2030	EUR	700,000	735,531
Société Générale S.A., 3.75%, 7/15/2031		200,000	210,542
Société Générale S.A., 3.75%, 5/17/2035		1,000,000	1,029,939
Toronto-Dominion Bank, 4.03%, 1/23/2036		1,350,000	1,416,639
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,505,000	2,151,918
Unicaja Banco S.A., 3.5%, 9/12/2029	EUR	700,000	733,221
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,333,016
UniCredit S.p.A., 3.8%, 1/16/2033	EUR	1,400,000	1,470,833
UniCredit S.p.A., 4.2%, 6/11/2034		850,000	918,997
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	642,443
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		429,000	385,379
			$44,153,573
Medical & Health Technology & Services – 0.9%
CAB SELAS, 3.375%, 2/01/2028	EUR	1,190,000	$1,192,784
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,998,000	1,866,588
Encompass Health Corp., 4.75%, 2/01/2030		1,856,000	1,798,355
HCA, Inc., 5.45%, 9/15/2034		125,000	124,573
HCA, Inc., 5.125%, 6/15/2039		673,000	633,670
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,034,353
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	333,515
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,172,000	737,393
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	683,391
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	666,584
			$9,071,206
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		$2,037,000	$2,067,459
Metals & Mining – 0.6%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$463,230
Arcelomittal S.A., 3.5%, 12/13/2031	EUR	350,000	362,103
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,202,000	1,129,895
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		1,924,000	1,916,071
Novelis, Inc., 6.875%, 1/30/2030 (n)		1,825,000	1,865,674
			$5,736,973
Midstream – 1.2%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$351,000	$366,620
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	850,065
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		2,098,000	1,988,995
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	1,005,658
Energy Transfer LP, 5.95%, 5/15/2054		690,000	681,538
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	1,307,000	866,166
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	748,983
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,023,000	2,067,597
Targa Resources Corp., 4.2%, 2/01/2033		241,000	223,409
Targa Resources Corp., 4.95%, 4/15/2052		695,000	595,867
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,627,000	1,664,782
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,282,000	1,335,436
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		404,000	420,985
			$12,816,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 12.0%
Fannie Mae, 5%, 8/01/2040	$245,503	$247,080
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	159,699	154,132
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	1,115,906	1,107,742
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	557,224	518,221
Fannie Mae, 4%, 9/25/2050 (i)	1,524,391	300,858
Fannie Mae, 2%, 12/01/2050 - 6/01/2051	676,538	542,091
Fannie Mae, 3%, 4/01/2052	63,141	55,114
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 9/01/2054	6,083,084	6,118,681
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052	7,713,244	6,287,649
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	163,597	151,058
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053	5,631,828	4,732,042
Fannie Mae, UMBS, 3%, 10/01/2051 - 7/01/2052	4,726,792	4,128,968
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053	4,040,593	3,794,914
Fannie Mae, UMBS, 6%, 8/01/2053 - 9/01/2054	2,374,442	2,419,132
Fannie Mae, UMBS, 5%, 10/01/2054	2,298,829	2,262,770
Fannie Mae, UMBS, 4.5%, 2/01/2055	803,346	775,010
Freddie Mac, 0.208%, 9/25/2026 (i)	62,189,000	218,470
Freddie Mac, 1.375%, 3/25/2027 (i)	1,517,000	38,676
Freddie Mac, 0.293%, 2/25/2028 (i)	46,151,000	415,461
Freddie Mac, 0.107%, 4/25/2028 (i)	46,683,000	212,305
Freddie Mac, 0.11%, 5/25/2028 (i)	47,225,000	231,355
Freddie Mac, 4.969%, 3/25/2029	1,319,528	1,319,527
Freddie Mac, 4.874%, 4/25/2029	2,027,159	2,031,697
Freddie Mac, 4.63%, 10/25/2029	1,261,867	1,275,278
Freddie Mac, 4.69%, 11/25/2029	2,569,018	2,603,229
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	9,918,914	807,925
Freddie Mac, 1.867%, 4/25/2030 (i)	2,589,254	211,013
Freddie Mac, 1.666%, 5/25/2030 (i)	3,408,930	259,950
Freddie Mac, 1.341%, 6/25/2030 (i)	3,170,959	196,831
Freddie Mac, 1.598%, 8/25/2030 (i)	2,931,170	221,454
Freddie Mac, 1.169%, 9/25/2030 (i)	1,901,519	107,070
Freddie Mac, 1.08%, 11/25/2030 (i)	3,948,102	212,599
Freddie Mac, 0.323%, 1/25/2031 (i)	15,643,690	233,252
Freddie Mac, 0.512%, 3/25/2031 (i)	20,347,078	505,908
Freddie Mac, 0.938%, 7/25/2031 (i)	5,068,698	265,593
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	659,669
Freddie Mac, 0.567%, 12/25/2031 (i)	5,486,706	175,585
Freddie Mac, 0.154%, 11/25/2032 (i)	33,028,344	450,348
Freddie Mac, 0.905%, 9/25/2034 (i)	5,029,953	363,936
Freddie Mac, 4.489%, 9/25/2034	3,156,257	3,141,483
Freddie Mac, 4.76%, 10/25/2034	1,337,826	1,358,846
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	504,274	502,132
Freddie Mac, 5%, 7/01/2041 - 11/01/2054	2,009,861	1,985,344
Freddie Mac, 4%, 4/01/2044	25,897	24,762
Freddie Mac, 3%, 5/01/2052	866,092	754,846
Freddie Mac, 5.5%, 11/01/2054	1,445,683	1,448,457
Freddie Mac, 5.702%, 2/25/2055	1,526,742	1,535,297
Freddie Mac, 5.852%, 2/25/2055	883,858	894,108
Freddie Mac, 5.424%, 3/25/2055	2,538,419	2,539,594
Freddie Mac, 5.45%, 3/25/2055	2,570,957	2,576,049
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053	400,839	414,090
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052	7,027,129	5,652,329
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 3/01/2055	3,268,907	3,169,894
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	6,358,063	5,551,196
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053	5,110,679	4,279,303
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054	2,972,929	2,928,560
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053	1,294,437	1,214,720
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 10/01/2054	5,371,803	5,390,714
Freddie Mac, UMBS, 6%, 12/01/2052 - 8/01/2054	1,500,523	1,534,070

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.726%, 10/20/2045		$950,301	$925,916
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		5,035,994	4,317,672
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052		4,961,137	4,076,115
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,475,690	2,203,745
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		948,140	894,562
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052		2,093,265	1,926,492
Ginnie Mae, 5%, 1/20/2053 - 11/20/2054		2,552,883	2,524,416
Ginnie Mae, 5.5%, 2/20/2053 - 2/20/2055		2,216,461	2,227,515
Ginnie Mae, 5.496%, 3/20/2064		892,283	898,349
Ginnie Mae, TBA, 5.5%, 3/15/2055 - 4/15/2055		950,000	951,874
Ginnie Mae, TBA, 6%, 3/15/2055		1,000,000	1,013,498
UMBS, TBA, 2%, 3/25/2040 - 4/25/2055		2,375,000	2,038,399
UMBS, TBA, 6.5%, 3/25/2054		3,725,000	3,837,100
UMBS, TBA, 2.5%, 3/15/2055 - 4/25/2055		3,552,562	2,969,731
			$124,313,771
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$720,000	$695,713
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	760,537
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,023,242
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,775,000	1,799,514
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	868,503
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	733,201
			$6,880,710
Natural Gas - Distribution – 0.3%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$980,000	$1,015,071
Engie S.A., 1.375%, 2/28/2029	EUR	700,000	687,797
Vier Gas Transport GmbH, 3.375%, 11/11/2031		1,000,000	1,049,778
			$2,752,646
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$757,485
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,750,000	1,622,508
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	294,331
			$2,674,324
Network & Telecom – 0.2%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$1,448,106
Iliad Holding S.A.S., 6.875%, 4/15/2031		200,000	223,992
Orange S.A., 1.375%, 9/04/2049		300,000	213,745
			$1,885,843
Oils – 0.2%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$1,318,000	$1,326,665
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		674,000	637,267
			$1,963,932
Other Banks & Diversified Financials – 1.5%
Abanca Corporacion Bancaria S.A., 3.25%, 2/14/2031	EUR	1,200,000	$1,241,342
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	2,001,905
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	719,135
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		597,000	618,141
BPCE S.A., 4.5%, 3/15/2025 (n)		900,000	899,599
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,260,863
BPCE S.A., 3.875%, 2/26/2036	EUR	200,000	209,817
CaixaBank S.A., 3.75%, 1/27/2036		600,000	628,290
CaixaBank S.A., 4%, 3/05/2037		700,000	725,695

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Commerzbank AG, 3.625%, 1/14/2032	EUR	300,000	$314,244
Commerzbank AG, 3.875%, 10/15/2035		400,000	417,942
Coventry Building Society, 3.125%, 10/29/2029		1,180,000	1,223,414
Deutsche Bank AG, 3.375%, 2/13/2031		600,000	622,276
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$1,210,000	1,350,191
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)		448,000	527,404
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		369,000	368,118
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		607,000	633,911
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	785,128
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$488,000	497,665
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		361,000	371,277
			$15,416,357
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$492,161
AbbVie, Inc., 5.4%, 3/15/2054		611,000	615,012
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		409,000	413,795
Eli Lilly & Co., 5.5%, 2/12/2055		326,000	336,458
Johnson & Johnson, 3.05%, 2/26/2033	EUR	470,000	492,586
Johnson & Johnson, 3.55%, 6/01/2044		850,000	889,360
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$843,000	882,882
			$4,122,254
Pollution Control – 0.2%
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		$1,721,000	$1,784,746
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$729,000	$760,393
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$850,000	$864,557
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$804,394
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	367,935
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	818,343
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		450,000	387,448
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		523,000	533,479
Inmobiliaria Colonial Socimi S.A., 3.25%, 1/22/2030	EUR	500,000	522,333
			$3,433,932
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$1,227,000	$1,102,316
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	775,951
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,667,000	1,727,502
			$3,605,769
Real Estate - Retail – 0.4%
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	$959,215
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,199,080
STORE Capital Corp., REIT, 2.7%, 12/01/2031		190,000	162,122
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	700,000	735,069
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$1,124,000	1,081,016
			$4,136,502
Retailers – 0.1%
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	$872,086

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$928,000	$751,733
International Flavors & Fragrances, Inc., 5%, 9/26/2048		851,000	742,548
Linde PLC, 3.25%, 2/18/2037	EUR	900,000	922,206
			$2,416,487
Specialty Stores – 0.5%
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		$1,513,981	$1,720,924
DICK'S Sporting Goods, 4.1%, 1/15/2052		1,387,000	1,032,955
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,501,000	916,220
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	530,000	430,388
Richemont International S.A., 1.5%, 3/26/2030		860,000	840,289
			$4,940,776
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054		$698,000	$678,135
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	945,709
			$1,623,844
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.45%, 2/15/2034		$1,008,000	$1,029,561
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	697,387
T-Mobile USA, Inc., 3.875%, 4/15/2030		657,000	629,160
T-Mobile USA, Inc., 5.75%, 1/15/2034		358,000	374,661
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	1,590,000	1,629,508
Vodafone Group PLC, 5.625%, 2/10/2053		$752,000	724,005
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	1,410,000	1,471,805
			$6,556,087
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	450,000	$459,818
Koninklijke KPN N.V., 3.375%, 2/17/2035		700,000	721,527
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	1,275,601
			$2,456,946
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,750,000	$1,878,072
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$560,000	572,834
			$2,450,906
Transportation - Services – 0.9%
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033	EUR	410,000	$464,621
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036		860,000	934,267
Cofiroute S.A., 3.125%, 3/06/2033		500,000	516,040
DSV Finance B.V., 3.25%, 11/06/2030		220,000	230,852
DSV Finance B.V., 3.375%, 11/06/2034		120,000	124,719
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	745,989
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	498,859
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	785,914
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	860,000	905,150
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,547,267
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,257,810
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	877,350
			$8,888,838
U.S. Treasury Obligations – 3.4%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$17,786,000	$16,370,067
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		9,724,000	10,107,262
U.S. Treasury Notes, 4.875%, 10/31/2030		3,216,000	3,348,409

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4%, 2/15/2034		$5,348,000	$5,275,092
			$35,100,830
Utilities - Electric Power – 2.6%
Adani Transmission Ltd., 4.25%, 5/21/2036		$942,500	$784,534
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	343,339
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	744,229
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	214,340
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	157,478
Bruce Power LP, 2.68%, 12/21/2028	CAD	557,000	375,765
Bruce Power LP, 4.7%, 6/21/2031		510,000	370,489
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	875,773
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$506,000	501,385
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		2,102,000	1,871,089
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	1,372,000	1,453,951
Duke Energy Florida LLC, 6.2%, 11/15/2053		$793,000	856,238
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,457,215
Edison International, 4.7%, 8/15/2025		$888,000	885,949
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	650,000	671,822
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	486,245
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,165,000	999,015
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	1,030,000	1,099,148
Enel S.p.A., 4.5%, 1/14/2174		1,710,000	1,773,727
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	244,463
Entergy Corp., 0.9%, 9/15/2025		1,184,000	1,160,019
Eversource Energy, 5.5%, 1/01/2034		875,000	881,493
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	459,211
Georgia Power Co., 4.95%, 5/17/2033		754,000	749,618
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	254,375
National Grid North America, Inc., 3.724%, 11/25/2034	EUR	1,330,000	1,394,511
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$788,000	791,689
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	660,000	700,066
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$359,000	370,196
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	390,710
Pacific Gas & Electric Co., 5.9%, 10/01/2054		486,000	475,209
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		1,142,000	1,125,540
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		596,000	608,471
Terna - Rete Elettrica Nazionale S.p.A., 3.125%, 2/17/2032	EUR	940,000	975,950
Xcel Energy, Inc., 4.6%, 6/01/2032		$515,000	499,254
Xcel Energy, Inc., 5.5%, 3/15/2034		368,000	371,750
			$27,374,256
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	$1,380,901
Utilities - Investor Owned – 0.1%
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		$780,000	$810,797
Utilities - Water – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$749,858
Total Bonds			$993,051,921
Exchange-Traded Funds – 0.9%
Fixed Income ETFs – 0.9%
Invesco Senior Loan Fund ETF		416,290	$8,725,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 4.38% (v)	36,921,247	$36,924,939
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 42 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	$ 55,492,649	EUR 48,750,000	$297,791
Other Assets, Less Liabilities – (0.7)%	(7,205,083)
Net Assets – 100.0%	$1,031,795,007
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,924,939 and $1,002,075,151, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $259,958,743, representing 25.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MIBOR	Mumbai Inter-Bank Offer Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 2/28/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,792,652	USD	2,334,313	Barclays Bank PLC	4/16/2025	$19,804
EUR	1,982,910	USD	2,050,118	Barclays Bank PLC	4/16/2025	11,589
EUR	986,370	USD	1,020,075	Deutsche Bank AG	4/16/2025	5,492
EUR	10,039,458	USD	10,386,370	HSBC Bank	4/16/2025	52,035
EUR	419,698	USD	433,225	JPMorgan Chase Bank N.A.	4/16/2025	3,151
EUR	10,506,082	USD	10,904,072	Merrill Lynch International	4/16/2025	19,497
EUR	716,520	USD	742,372	Morgan Stanley Capital Services LLC	4/16/2025	2,621
EUR	7,924,178	USD	8,197,564	State Street Corp.	4/16/2025	41,503
GBP	2,323,279	USD	2,829,570	Citibank N.A.	4/16/2025	92,560
GBP	781,171	USD	970,257	Merrill Lynch International	4/16/2025	12,269
GBP	3,153,753	USD	3,910,250	Morgan Stanley Capital Services LLC	4/16/2025	56,418
GBP	1,027,506	USD	1,267,762	State Street Corp.	4/16/2025	24,596
HUF	3,001,757,596	USD	7,690,876	Deutsche Bank AG	4/16/2025	18,831
JPY	390,179,387	USD	2,594,700	Barclays Bank PLC	4/16/2025	10,663
JPY	97,527,401	USD	625,883	HSBC Bank	4/16/2025	25,341
JPY	790,727,438	USD	5,213,695	JPMorgan Chase Bank N.A.	4/16/2025	66,269
JPY	762,779,352	USD	4,951,047	Merrill Lynch International	4/16/2025	142,298
JPY	611,975,157	USD	3,997,282	State Street Corp.	4/16/2025	89,091
NOK	120,563,637	USD	10,508,091	HSBC Bank	4/16/2025	196,916
NZD	8,587,595	USD	4,808,765	State Street Corp.	4/16/2025	1,130
SEK	2,098,000	USD	188,179	HSBC Bank	4/16/2025	7,209
TWD	164,285,419	USD	5,000,317	Citibank N.A.	4/17/2025	25,630
ZAR	29,982,526	USD	1,591,493	State Street Corp.	4/16/2025	5,156
USD	1,622,054	AUD	2,590,881	HSBC Bank	4/16/2025	13,882
USD	4,093,565	BRL	23,836,010	JPMorgan Chase Bank N.A.	3/05/2025	45,937
USD	4,053,054	BRL	23,836,010	JPMorgan Chase Bank N.A.	6/02/2025	82,867
USD	29,331,025	CAD	42,188,555	BNP Paribas S.A.	4/16/2025	111,763
USD	1,731,412	CAD	2,448,487	State Street Corp.	4/16/2025	35,621
USD	1,426,168	CAD	2,043,000	UBS AG	4/16/2025	11,212
USD	2,592,688	CHF	2,317,780	State Street Corp.	4/16/2025	12,486
USD	511,849	CNH	3,717,000	State Street Corp.	4/16/2025	959
USD	426,659	EUR	408,479	Citibank N.A.	4/16/2025	1,948
USD	5,061,124	EUR	4,829,557	Deutsche Bank AG	4/16/2025	39,652
USD	19,646,601	EUR	18,787,419	HSBC Bank	4/16/2025	112,610
USD	7,021,719	EUR	6,714,783	JPMorgan Chase Bank N.A.	4/16/2025	40,109
USD	2,173,369	EUR	2,080,884	Merrill Lynch International	4/16/2025	9,796
USD	1,193,172	EUR	1,134,650	State Street Corp.	4/16/2025	13,435
USD	7,675,247	HUF	2,963,412,900	Deutsche Bank AG	4/16/2025	64,023
USD	1,003,823	INR	87,370,200	Barclays Bank PLC	4/15/2025	8,509
USD	63,283,343	KRW	90,452,780,667	Citibank N.A.	4/24/2025	1,279,409
USD	37,309	MYR	163,972	Barclays Bank PLC	3/10/2025	557
USD	4,864,084	NZD	8,662,362	State Street Corp.	4/16/2025	12,312
						$2,827,156

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	10,630,278	USD	6,794,317	HSBC Bank	4/16/2025	$(196,053)
BRL	14,065,897	USD	2,415,659	Citibank N.A.	3/05/2025	(27,108)
BRL	9,770,114	USD	1,677,906	Goldman Sachs International	3/05/2025	(18,830)
BRL	23,836,010	USD	4,128,163	JPMorgan Chase Bank N.A.	3/05/2025	(80,535)
CAD	5,420,481	USD	3,770,959	State Street Corp.	4/16/2025	(16,803)
CAD	3,215,757	USD	2,235,781	UBS AG	4/16/2025	(8,588)
CNH	5,193,588	USD	718,151	Merrill Lynch International	4/16/2025	(4,309)
CNH	8,837,250	USD	1,224,074	State Street Corp.	4/16/2025	(9,421)
CZK	120,026,800	USD	5,036,786	State Street Corp.	4/16/2025	(69,385)
EUR	8,782,989	USD	9,260,489	Barclays Bank PLC	4/16/2025	(128,484)
EUR	9,750,322	USD	10,214,801	Deutsche Bank AG	4/16/2025	(77,023)
EUR	10,524,161	USD	11,041,491	HSBC Bank	4/16/2025	(99,124)
EUR	7,315,373	USD	7,675,166	Merrill Lynch International	4/16/2025	(69,098)
EUR	792	USD	828	Morgan Stanley Capital Services LLC	4/16/2025	(4)
EUR	289,461	USD	301,820	Morgan Stanley Capital Services LLC	4/22/2025	(756)
EUR	12,279,328	USD	12,805,426	State Street Corp.	4/16/2025	(38,146)
EUR	201,994	USD	212,792	UBS AG	4/16/2025	(2,772)
GBP	1,083,125	USD	1,362,444	State Street Corp.	4/16/2025	(131)
INR	87,370,200	USD	1,007,382	Barclays Bank PLC	4/15/2025	(12,068)
JPY	231,060,677	USD	1,542,883	Barclays Bank PLC	4/16/2025	(10)
JPY	154,191,982	USD	1,036,769	Deutsche Bank AG	4/16/2025	(7,175)
JPY	380,967,002	USD	2,563,145	State Street Corp.	4/16/2025	(19,295)
ZAR	90,995,569	USD	4,937,444	State Street Corp.	4/16/2025	(91,689)
USD	18,114,560	AUD	29,436,764	State Street Corp.	4/16/2025	(156,975)
USD	2,267,230	BRL	14,065,897	Citibank N.A.	3/05/2025	(121,320)
USD	1,612,097	BRL	9,770,114	Goldman Sachs International	3/05/2025	(46,981)
USD	137,276	CHF	124,953	State Street Corp.	4/16/2025	(1,824)
USD	30,427,448	CNH	222,820,199	HSBC Bank	4/16/2025	(198,491)
USD	1,019,881	CNH	7,482,435	State Street Corp.	4/16/2025	(8,556)
USD	20,582,484	CNH	150,727,586	UBS AG	4/16/2025	(134,551)
USD	1,764,906	CZK	43,607,123	Barclays Bank PLC	4/16/2025	(39,808)
USD	3,097,311	CZK	76,514,103	Morgan Stanley Capital Services LLC	4/16/2025	(69,284)
USD	38,015,314	EUR	36,749,564	Barclays Bank PLC	4/16/2025	(194,595)
USD	66,089,870	EUR	63,975,604	BNP Paribas S.A.	4/16/2025	(427,980)
USD	2,690,077	EUR	2,602,728	Deutsche Bank AG	4/16/2025	(16,077)
USD	66,089,742	EUR	63,975,604	Goldman Sachs International	4/16/2025	(428,108)
USD	76,939,889	EUR	74,460,737	HSBC Bank	4/16/2025	(479,749)
USD	8,657,380	EUR	8,363,557	JPMorgan Chase Bank N.A.	4/16/2025	(38,525)
USD	2,045,929	EUR	1,977,133	Merrill Lynch International	4/16/2025	(9,771)
USD	308,033	EUR	298,071	State Street Corp.	4/16/2025	(1,883)
USD	1,410,386	GBP	1,130,000	Barclays Bank PLC	4/16/2025	(10,884)
USD	3,716,457	GBP	2,971,721	HSBC Bank	4/16/2025	(21,259)
USD	1,539,371	GBP	1,230,508	JPMorgan Chase Bank N.A.	4/16/2025	(8,315)
USD	1,565,122	GBP	1,252,000	JPMorgan Chase Bank N.A.	4/22/2025	(9,564)
USD	812,046	GBP	653,398	Merrill Lynch International	4/16/2025	(9,773)
USD	50,356,181	GBP	41,093,112	State Street Corp.	4/16/2025	(1,329,149)
USD	67,858,650	JPY	10,598,370,090	Deutsche Bank AG	4/16/2025	(2,910,376)
USD	15,812,139	JPY	2,468,936,463	JPMorgan Chase Bank N.A.	4/16/2025	(673,814)
USD	10,738,407	SEK	119,709,953	HSBC Bank	4/16/2025	(410,260)
USD	4,985,852	TWD	164,867,164	Barclays Bank PLC	4/17/2025	(57,892)
USD	1,657,420	ZAR	31,240,227	Deutsche Bank AG	4/16/2025	(6,205)
USD	4,908,679	ZAR	94,457,190	State Street Corp.	4/16/2025	(121,417)
						$(8,920,193)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	131	$11,297,646	June – 2025	$144,508
Canadian Treasury Bond 5 yr	Long	CAD	437	35,017,391	June – 2025	285,724
Euro-Bobl 5 yr	Long	EUR	823	101,518,110	June – 2025	32,640
Euro-Bund 10 yr	Short	EUR	280	38,686,101	March – 2025	981,686
Euro-Buxl 30 yr	Long	EUR	13	1,750,424	March – 2025	22,774
Long Gilt 10 yr	Long	GBP	55	6,463,908	June – 2025	16,759
U.S. Treasury Bond 30 yr	Long	USD	86	10,156,063	June – 2025	174,278
U.S. Treasury Note 10 yr	Long	USD	157	17,441,719	June – 2025	209,157
U.S. Treasury Note 2 yr	Long	USD	196	40,565,875	June – 2025	147,051
U.S. Treasury Note 5 yr	Long	USD	247	26,660,563	June – 2025	290,508
						$2,305,085
Liability Derivatives
Interest Rate Futures
Euro-Schatz 2 yr	Long	EUR	40	$4,436,953	March – 2025	$(17,098)
U.S. Treasury Ultra Note 10 yr	Short	USD	101	11,539,250	June – 2025	(161,343)
						$(178,441)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/30	INR	1,474,500,000	centrally cleared	6.043% / Semi-Annually	MIBOR / Semi-Annually	$36,523	$—	$36,523
Liability Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$(42,424)	$—	$(42,424)
12/13/29	CNY	79,700,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	(94,193)	149	(94,044)
1/10/30	USD	45,300,000	centrally cleared	USA-CPI-U / At Maturity	2.523% / At Maturity	(43,776)	—	(43,776)
						$(180,393)	$149	$(180,244)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	EUR	1,210,000	Goldman Sachs International	1.00% / Quarterly	(1)	$32,837	$(114,612)	$(81,775)
(1) Fund, as a protection seller, to pay notional amount upon a defined credit event by SES SA, 0.875%, 11/04/2027, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch,and Standard& Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and

Portfolio of Investments (unaudited) – continued
lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the three rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the four rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration,obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 28, 2025, the fund had cash collateral of $6,706,000 and other liquid securities with an aggregate value of $4,958,402 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2025, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$35,100,830	$—	$35,100,830
Non - U.S. Sovereign Debt	—	405,011,903	—	405,011,903
Municipal Bonds	—	7,691,507	—	7,691,507
U.S. Corporate Bonds	—	186,901,695	—	186,901,695
Residential Mortgage-Backed Securities	—	139,144,827	—	139,144,827
Commercial Mortgage-Backed Securities	—	26,677,000	—	26,677,000
Asset-Backed Securities (including CDOs)	—	49,497,060	—	49,497,060
Foreign Bonds	—	143,324,890	—	143,324,890
Investment Companies	45,650,378	—	—	45,650,378
Total	$45,650,378	$993,349,712	$—	$1,039,000,090
Other Financial Instruments
Futures Contracts – Assets	$2,305,085	$—	$—	$2,305,085
Futures Contracts – Liabilities	(178,441)	—	—	(178,441)
Forward Foreign Currency Exchange Contracts – Assets	—	2,827,156	—	2,827,156
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,920,193)	—	(8,920,193)
Swap Agreements – Assets	—	36,523	—	36,523
Swap Agreements – Liabilities	—	(262,019)	—	(262,019)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,499,742	$197,266,015	$179,837,462	$(2,685)	$(671)	$36,924,939
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$307,704	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2025, are as follows:
United States	30.8%
Canada	8.1%
Japan	7.5%
China	7.4%
United Kingdom	6.2%
South Korea	6.0%
Italy	5.8%
Germany	5.7%
Spain	2.6%
Other Countries	19.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.